Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of related party transactions
	2022	2021	2020
	£	£	£

Short-term employee benefits	1,627,103	1,061,325	982,027
Share-based payments	1,123,250	-	287,444
	2,750,353	1,061,325	1,269,471